Annual Fund Operating Expenses - Service Shares - JPMorgan U.S. Government Money Market Fund - Service	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60%
Other Expenses	0.35%
Service Fees	0.30%
Remainder of Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.03%